UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C. 20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Institutional Investment Manager Filing this Report:

Name:    Valenzuela Capital Partners, LLC.
Address: 1270 Avenue of the Americas
         Suite 508
         New York, N.Y. 10020

13F File Number:  28-3157

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      Sandra A Jerro
Title:     Vice President - Client Administration
Phone:     212-332-8592
Signature, Place, and Date of Signing:

Sandra A Jerro    New York, New York   April 4, 2000

Report Type:  13F HOLDINGS REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   77

Form 13F Information Table Value Total:   777,505

List of Other Included Managers:

0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AXA Fin/Equitable              com              002451102     9604   267700 SH       SOLE                   212900             54800
Adaptec Inc                    com              00651F108      433    11222 SH       SOLE                    10795               427
Advanced Energy Indus          com              007973100      494     9678 SH       SOLE                     1478              8200
Amerada Hess Corp              com              023551104    22165   342973 SH       SOLE                   272569             70404
Apria Healthcare Grp           com              037933108    20338  1408684 SH       SOLE                  1095386            313298
Arrow Electronics Inc          com              042735100    27527   780899 SH       SOLE                   611480            169419
Avery Dennison Corp            com              053611109    16311   267115 SH       SOLE                   211539             55576
BJ's Wholesale Club            com              05548J106    17334   451700 SH       SOLE                   364000             87700
BMC Software Inc               com              055921100    23150   468865 SH       SOLE                   371006             97859
BMCMedia.com Ltd               com                              55    17500 SH       SOLE                    17500
Banyan Systems Inc             com              066908104      414    23557 SH       SOLE                     5057             18500
Bestfoods Company              com              08658U101    13445   287200 SH       SOLE                   226600             60600
Cabletron Systems Inc          com              126920107    11894   404900 SH       SOLE                   307900             97000
Cabot Oil & Gas Corp           com              127097103      401    22196 SH       SOLE                     3396             18800
Calpine Corp                   com              131347106     8780    93403 SH       SOLE                    64741             28662
Caminus Corp                   com              133766105      467    23333 SH       SOLE                     5493             17840
Century Aluminum Co            com              156431108      412    30000 SH       SOLE                     4475             25525
Church & Dwight Co             com              171340102     1251    72800 SH       SOLE                    45700             27100
Consolidated Stores            com              210149100    20385  1792111 SH       SOLE                  1385112            406999
Cooper Cameron Corp            com              216640102     4300    64300 SH       SOLE                    64300
Cypress Semiconductor          com              232806109    24561   501245 SH       SOLE                   399252            101993
Don Lufkin & Jenrette          com              257661108    11335   219040 SH       SOLE                   172740             46300
Dow Jones & Co                 com              260561105    26384   367397 SH       SOLE                   290974             76423
Dynegy Inc Cl A                com              26816Q101    26621   424316 SH       SOLE                   337033             87283
Eltek Limited                  com              M40184109      194    45600 SH       SOLE                     6963             38637
Engelhard Corp                 com              292845104     8293   548300 SH       SOLE                   432900            115400
Everest Re Group Ltd           com              G3223R108      533    16326 SH       SOLE                     3576             12750
Federated Dep Stores           com              31410H101    19378   458642 SH       SOLE                   357312            101330
Forward Air Corp               com              349853101      508    21451 SH       SOLE                     3176             18275
Franklin Resources Inc         com              354613101    21512   643355 SH       SOLE                   510913            132442
Fritz Companies Inc            com              358846103     6635   655296 SH       SOLE                   352133            303163
Gen Semiconductor Inc          com              370787103      610    35390 SH       SOLE                     6340             29050
Geon Company                   com              37246W105     1460    67908 SH       SOLE                    49458             18450
Global Industries Ltd          com              379336100      769    52582 SH       SOLE                    11005             41577
Global Marine Inc              com              379352404    24857   979584 SH       SOLE                   778311            201273
Hartford Financial Svcs        com              416515104    16819   318852 SH       SOLE                   252252             66600
Hilb Rogal & Hamilton          com              431294107      244     8929 SH       SOLE                     1329              7600
Houghton Mifflin Co            com              441560109    31365   739091 SH       SOLE                   574058            165033
Investors Fin'l Services       com              461915100      804    13656 SH       SOLE                     2087             11569
KEMET Corp                     com              488360108      494     7818 SH       SOLE                     1718              6100
Leggett & Platt Inc            com              524660107    19743   918300 SH       SOLE                   727800            190500
Level 8 Systems Inc            com              52729M102      334     7147 SH       SOLE                     1097              6050
LifePoint Hospitals            com              53219L109     1243    74779 SH       SOLE                    41554             33225
Marshall & Ilsley Corp         com              571834100    13944   241451 SH       SOLE                   192394             49057
Mead Corporation               com              582834107     9126   261200 SH       SOLE                   201400             59800
Nat'l Discount Brokers         com              635646102      590    11955 SH       SOLE                     3015              8940
Network Associates Inc         com              640938106    20718   642426 SH       SOLE                   508539            133887
Noble Affiliates Inc           com              654894104    18106   551793 SH       SOLE                   428272            123521
Objective Sys Integrator       com              674424106      477    31418 SH       SOLE                     4948             26470
Ocean Energy Inc               com              67481E106    18820  1309244 SH       SOLE                  1040743            268501
Owens & Minor Inc              com              690732102     4510   424461 SH       SOLE                   294261            130200
PNC Financial Svc Grp          com              693475105    16706   370732 SH       SOLE                   296232             74500
Photronics Inc                 com              719405102      481    13611 SH       SOLE                     2030             11581
Pinnacle Systems Inc           com              723481107      813    24466 SH       SOLE                     3666             20800
Precision Castparts            com              740189105      519    14212 SH       SOLE                     3112             11100
Price (T Rowe) Assoc           com              741477103     6648   168294 SH       SOLE                   167867               427
R&B Falcon Corp                com              74912E101    10143   515218 SH       SOLE                   406918            108300
Rohm & Haas Company            com              775371107    16783   376082 SH       SOLE                   298240             77842
Rowan Companies                com              779382100      600    20383 SH       SOLE                     3115             17268
Santa Fe Snyder Corp           com              80218K105      703    74026 SH       SOLE                    11376             62650
Scholastic Corp                com              807066105      589    10925 SH       SOLE                     1795              9130
Sino-i.com Ltd                 com                              18   185000 SH       SOLE                   185000
Symix Systems Inc              com              871535100      558    27899 SH       SOLE                     4199             23700
Triad Hospitals Inc            com              89579K109     1080    64467 SH       SOLE                    30294             34173
Triton Energy Ltd              com              G90751101    15644   446180 SH       SOLE                   352180             94000
Tupperware Corp                com              899896104      409    25851 SH       SOLE                     3851             22000
US Trust Corp                  com              91288L105      683     3610 SH       SOLE                      710              2900
Unisys Corp                    com              909214108    14804   576303 SH       SOLE                   457923            118380
Universal Health ClB           com              913903100    33125   676026 SH       SOLE                   527987            148039
Valassis Comm                  com              918866104    23167   695439 SH       SOLE                   542714            152725
Vishay Intertechnology         com              928298108    21651   389235 SH       SOLE                   305709             83526
Waddell & Reed Fin             com              930059100    10375   245201 SH       SOLE                   181952             63249
Weatherford Int'l              com              947074100    20084   343310 SH       SOLE                   271501             71809
Westell Technologies           com              957541105      519    16281 SH       SOLE                     2478             13803
Willamette Industries          com              969133107    24691   615353 SH       SOLE                   487660            127693
Williams Companies Inc         com              969457100    25382   577676 SH       SOLE                   458183            119493
Wit Capital Group Inc          com              97737K309     1183    69092 SH       SOLE                    37114             31978